INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2025
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

13.INVESTMENT PROPERTIES

The movements in investment properties for the years ended December 31, 2025 and 2024 were as follows:

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2025
Cost model
Rented properties	2,041,606	5	—	—	(600,544)	(310,316)	1,130,746
Measurement at fair value
Rented properties	101,399,946	50	(668,493)	18,320	(9,292,263)	—	91,457,510
TOTAL INVESTMENT PROPERTIES	103,441,552		(668,493)	18,320	(9,892,807)	(310,316)	92,588,256

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2024
Cost model
Rented properties	2,260,334	5	—	771,660	(387,122)	(603,266)	2,041,606
Measurement at fair value
Rented properties	128,359,458	50	(13,403,341)	—	(13,556,171)	—	101,399,946
TOTAL INVESTMENT PROPERTIES	130,619,792		(13,403,341)	771,660	(13,943,293)	(603,266)	103,441,552

Investment properties are measured at fair value which is determined by an independent expert.